SUPPLEMENT DATED MARCH 26, 2014
TO
PROSPECTUS DATED

APRIL 29, 2011
FOR SUN PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective May 1, 2014, the Goldman Sachs Structured U.S. Equity Sub-Account will no longer be available for investment and all references to the Sub-Account will be deleted from the prospectus.

Please retain this supplement with your prospectus for future reference.

SunPrimeSurv 3/2014